Segment information	12 Months Ended
Dec. 31, 2021
Segment information
Segment information
11	Segment information

The Company’s assets and operations are substantially located in Canada; however, the Company also has employees and customers in the United States and Europe and generates revenue in each region. Revenue by region for the years ended December 31, 2021, and 2020 is as follows:

	2021	2020
	$	$
United States	88,970,329	78,832,978
Canada	17,183,464	11,847,380
Europe and other	15,872,509	14,213,690

	122,026,302	104,894,048

During the year ended December 31, 2021, the Company had two customers that each represented 5% (2020 - 9%) of total revenue.